SUBSEQUENT EVENTS (Details Narrative) - CAD ($)					12 Months Ended
	Apr. 28, 2022	Apr. 08, 2022	Apr. 02, 2022	Mar. 03, 2022	Dec. 31, 2021	Mar. 31, 2022	Apr. 20, 2021
IfrsStatementLineItems [Line Items]
Borrowings				$ 1,000,000
Borrowings, maturity				April 30, 2022
Borrowings, interest rate				10.00%
Percentage of lender fee				3.00%
Price per share							$ 0.24
Number of shares issued						2,665,404
Proceeds from exercise of options					$ 112,000
Disposal of major subsidiary [member] | Paradigm Capital Inc [Member]
IfrsStatementLineItems [Line Items]
Total gross proceeds		$ 10,000,320	$ 5,000,000
Price per share			$ 0.48
Non-adjusting Events After Reporting Period [Member] | Agency Agreement [Member]
IfrsStatementLineItems [Line Items]
Price per share	$ 0.48
Number of shares issued	21,118,000
Proceeds from exercise of options	$ 10,136,640